Loans and borrowings - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 2,000,504	$ 1,746,348
Cash flows	238,495	136,798
Foreign exchange movement	243	(330)
Leases	53,664	107,118
Other	12,050	10,570
Ending balance	2,304,956	2,000,504
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,670,807	1,462,691
Cash flows	297,584	197,938
Foreign exchange movement	0	0
Leases	0	0
Other	12,050	10,178
Ending balance	1,980,441	1,670,807
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	329,697	283,657
Cash flows	(59,089)	(61,140)
Foreign exchange movement	243	(330)
Leases	53,664	107,118
Other	0	392
Ending balance	$ 324,515	$ 329,697